-AllianceBernstein Select US Equity Portfolio

-AllianceBernstein Select US Long/Short Portfolio

Supplement dated June 12, 2014 to the Summary Prospectuses and Prospectus dated November 1, 2013 of the AllianceBernstein Select US Equity Portfolio and AllianceBernstein Select US Long/Short Portfolio (together the “Prospectuses”).

Each of the Funds listed above is hereinafter referred to as a “Fund” or collectively, the “Funds”.

*        *        *         *        *

The information below is provided to correct certain inadvertently misstated numbers in the Prospectuses. The following tables replace the Examples tables in the Summary sections of the Funds’ Prospectuses.

AllianceBernstein Select US Equity Portfolio

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$581	$233	*	$132	$183	$158	$132
After 3 Years	$974	$783		$530	$805	$668	$656
After 5 Years	$1,412	$1,377		$987	$1,520	$1,257	$1,276
After 10 Years	$2,626	$2,988		$2,254	$3,419	$2,855	$2,950

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

AllianceBernstein Select US Long/Short Portfolio

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver remains in effect as agreed upon. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$652	$309	*	$208	$255	$231	$205
After 3 Years	$1,184	$969		$689	$877	$833	$767
After 5 Years	$1,898	$1,721		$1,325	$1,777	$1,787	$1,705
After 10 Years	$3,783	$3,700		$3,034	$4,082	$4,208	$4,108

*	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by approximately $100.

*        *        *         *        *